CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Par Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares, Issued	120,000	475,000
Common Stock, Shares, Outstanding	120,000	475,000
Common Stock, Par Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	39,211,364	31,768,875
Common Stock, Shares, Outstanding	39,211,364	31,768,875
Treasury Stock, Shares	1,402,448	717,448